Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 69,077	$ 178,961	$ 444,253
Accounts receivable, net	341,488	28,573
Due from former owners		32,519	269,883
Inventory	545,660	571,512	582,019
Refundable income tax	151,796	151,796	192,139
Prepaid expenses and other current assets	2,031,311	388,759	253,795
Total current assets	3,139,332	1,352,120	1,742,089
Restricted cash - non-current	200,000	200,000
Property and equipment, net	7,966,721	7,949,144	7,323,050
Right-of-use assets	1,562,367	1,616,198	746,973
Other intangibles, net	2,305,014	2,513,028	2,729,574
Goodwill	8,147,590	8,147,590	7,614,553
Other assets	73,989	12,895	29,456
Total assets	23,395,013	21,790,975	20,185,695
Current liabilities:
Accounts payable	3,521,759	3,206,594	1,018,931
Accrued expenses	455,227	858,334	690,740
Cumulative Series A preferred stock dividends payable	2,250	92,322
Operating lease liabilities	133,113	141,691	91,152
Loan payable, net of discount	2,338,067	1,713,831
Bridge note, net of discount			3,899,156
Convertible note payable	500,000
Convertible debentures, net of issuance costs		100,000
Notes payable, net of discount	1,501,562	1,469,043	1,549,861
Total current liabilities	8,451,978	7,581,815	7,249,840
Operating lease liabilities, non-current	1,482,514	1,514,044	666,179
Convertible debentures, net of issuance costs			3,688,805
Notes payable - noncurrent	13,190,668	13,483,375	13,716,352
Total liabilities	23,125,160	22,579,234	25,321,176
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDER’S EQUITY (DEFICIT)
Additional paid in capital	25,118,701	20,426,562	1,107,536
Accumulated deficit	(24,849,319)	(21,215,257)	(6,243,448)
Total stockholder’s equity (deficit)	269,853	(788,259)	(5,135,481)
Total liabilities and stockholder’s equity (deficit)	23,395,013	21,790,975	20,185,695
Class A Common Stock
STOCKHOLDER’S EQUITY (DEFICIT)
Common stock value	74	7
Class B Common Stock
STOCKHOLDER’S EQUITY (DEFICIT)
Common stock value	389	389	430
Convertible Series A Preferred Stock
STOCKHOLDER’S EQUITY (DEFICIT)
Preferred stock value	$ 8	40
Previously Reported
Current assets:
Cash and cash equivalents		178,961
Accounts receivable, net		28,573
Due from former owners		32,519
Inventory		571,512
Refundable income tax		151,796
Prepaid expenses and other current assets		388,759
Total current assets		1,352,120
Restricted cash - non-current		200,000
Property and equipment, net		7,949,144
Right-of-use assets		1,616,198
Other intangibles, net		2,513,028
Goodwill		8,147,590
Other assets		12,895
Total assets		21,790,975
Current liabilities:
Accounts payable		3,206,594
Accrued expenses		858,334
Cumulative Series A preferred stock dividends payable		92,322
Operating lease liabilities		141,691
Loan payable, net of discount		1,713,831
Bridge note, net of discount
Convertible debentures, net of issuance costs		100,000
Notes payable, net of discount		1,469,043
Total current liabilities		7,581,815
Operating lease liabilities, non-current		1,514,044
Convertible debentures, net of issuance costs
Notes payable - noncurrent		13,483,375
Total liabilities		22,579,234
STOCKHOLDER’S EQUITY (DEFICIT)
Additional paid in capital		20,426,562
Accumulated deficit		(21,215,257)
Total stockholder’s equity (deficit)		(788,259)	(5,135,481)
Total liabilities and stockholder’s equity (deficit)		21,790,975
Previously Reported | Class A Common Stock
STOCKHOLDER’S EQUITY (DEFICIT)
Common stock value		7	$ 1
Previously Reported | Class B Common Stock
STOCKHOLDER’S EQUITY (DEFICIT)
Common stock value		389
Previously Reported | Convertible Series A Preferred Stock
STOCKHOLDER’S EQUITY (DEFICIT)
Preferred stock value		$ 40